Consolidated Statements of Financial Position - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Current
Cash	$ 31,584	$ 33,227
Prepaid expenses and other receivables	103,999	18,200
Total current assets	135,583	51,427
Property and equipment	32,767	48,092
Total assets	168,350	99,519
Current
Trade payables and other liabilities	209,285	287,575
Deposit liability	63,000	0
Current lease liability	17,036	15,366
Debenture payable	37,509	38,001
Convertible debentures	3,548,059	3,792,064
Derivative liabilities	1,079,393	641,299
Total current liabilities	4,954,282	4,774,305
Non-current lease liability	12,018	29,418
Long-term loan	43,254	43,796
Total liabilities	5,009,554	4,847,519
Shareholders' Deficiency
Share capital	90,471,712	87,784,725
Contributed surplus	24,868,843	27,459,730
Equity component of convertible debentures	3,220,473	793,140
Accumulated deficit	(123,402,232)	(120,785,595)
Total shareholders' deficiency	(4,841,204)	(4,748,000)
Total liabilities and shareholders' deficiency	$ 168,350	$ 99,519